Consolidated Statement of Shareholders' Equity (USD $) In Thousands, except Share data	Total	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Accumulated Other Comprehensive Income (Loss) [Member]
Balance at Dec. 31, 2012	$ 30,504	$ 3,714	$ 209,158	$ (192,621)	$ 10,253
Balance (in shares) at Dec. 31, 2012		25,415,400
Subscription of warrants	103		103
Issuance of ordinary shares on exercise of warrants	297	8	289
Issuance of ordinary shares on exercise of warrants (in shares)		50,000
Stock-based compensation expense	1,456		1,456
Net loss	(48,052)			(48,052)
Other comprehensive income (loss)	289				286
Balance at Sep. 30, 2013	$ (15,405)	$ 3,722	$ 211,006	$ (240,673)	$ 10,539
Balance (in shares) at Sep. 30, 2013		25,465,400